DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

August 3, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Real Return Strategy, Equity-Related and Asset Allocation Class A, B and C Prospectus, (b) Bond Funds Class A, B and C Prospectus, (c) Municipal Bond Funds Class A, B and C Prospectus, (d) PIMCO Real Return Fund Class A, B and C Prospectus, (e) PIMCO Total Return Fund Class A, B and C Prospectus, (f) Bond Funds Institutional and Administrative Class Prospectus, (g) Total Return Institutional and Administrative Class Prospectus, (h) Bond Funds Class D Prospectus, (i) Municipal Bond Funds Class D Prospectus, (j) Real Return Strategy, Equity-Related and Asset Allocation Class D Prospectus, (k) Bond Funds Class R Prospectus, and (l) PIMCO All Asset Fund Class R Prospectus that the Trust would have filed pursuant Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 113, which was filed on July 31, 2006, and (ii) the text of Post-Effective Amendment No. 113 was filed electronically on July 31, 2006.

        Please do not hesitate to contact the undersigned at (202) 261-3467 if you have any questions regarding this certification.

Sincerely,

/s/    DEREK B. NEWMAN

Attachments

cc:	Steve King

Joshua Ratner

Brendan C. Fox